Note 11 - Finance Cost and Income - Finance Costs (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Interest expense	R$ (1,281.2)	R$ (1,571.6)	R$ (1,547.3)
Capitalized borrowings	0.4	2.3	3.9
Net Interest on pension plans	(103.0)	(77.6)	(105.6)
Losses on hedging instruments and exclusive investment funds	(1,266.1)	(616.7)	(1,575.1)
Interest on provision for disputes and litigations	(132.7)	(225.9)	(619.5)
Exchange variation	(756.9)	(339.5)	(310.4)
Interest and foreign exchange rate on loans	(8.0)	(16.8)
Financial instruments at fair value through profit or loss	(107.1)
Tax on financial transactions	(337.6)	(179.7)	(224.6)
Bank guarantee expenses	(126.3)	(89.5)	(87.1)
Other financial results	(264.6)	(176.5)	(132.2)
Total	(4,383.1)	(3,291.5)	(4,597.9)
Non-recurring finance cost	(179.1)	(976.8)
Total	R$ (4,562.2)	R$ (4,268.3)	R$ (4,597.9)